Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
13	Income taxes
The reconciliation of income tax expense (benefit) computed at the Canadian federal statutory rate to income tax expense (benefit) is as follows:

	2020 $	2019 $
Income attributable to common shareholders before income taxes	(26,148,454)	13,163,526

Expense (recovery) of income taxes at the Canadian tax rate of 26.5% (2019– 26.5%)	(6,929,340)	3,488,334
Increase (decrease) in income taxes resulting from
Stock-based compensation	396,528	942,013
State franchise tax, net of federal benefit	212,684	219,538
US tax rate differential	603,264	(400,948)
Return to provision adjustment	345,299	1,389,866
Other	(205,656)	(164,747)
Valuation allowance	(173,849)	(1,738,508)

Income tax expense (benefit)	(5,751,070)	3,735,548

U.S. Federal current tax expense (benefit)
U.S. State current tax expense (benefit)	(320,815)	1,643,043
Canadian current tax expense (benefit)
U.S. Federal deferred tax expense (benefit)	(4,433,785)	2,688,571
U.S. State deferred tax expense (benefit)	(996,470)	(596,066)
Canadian deferred tax expense (benefit)

Total income tax expense (benefit)	(5,751,070)	3,735,548
The Company’s effective tax rate for the year ended December 31, 2020 was 22.0% (2019 – (28.38%)). The tax rate is affected by recurring items, such as tax rates in the United States and the relative amounts of income earned in this jurisdiction, which management expects to be fairly consistent in the near term. It is also affected by discrete items that may occur in any given year but are not consistent from year to year.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amount used for income tax purposes. The Company’s deferred tax assets and liabilities are made up of the following components:

	2020 $	2019 $
Deferred tax assets
Lease liabilities	31,615,510	33,474,270
Net operating losses	15,745,126	3,692,446
163(j) carryforward	5,934,846	1,458,105
Debt issuance costs	2,419,687	4,412,375
Capital acquisition costs	2,011,450	779,367
Other	3,409,797	9,430,097

Total deferred tax assets	61,136,416	53,246,660
Less: Valuation allowance (Canada)	(2,634,364)	(2,800,607)
Net deferred tax assets	58,502,052	50,446,053
Deferred tax liabilities
Right-of-use assets	(30,360,097)	(32,907,312)
Fixed assets	(14,973,077)	(12,400,551)
Goodwill	(10,664,325)	(8,392,326)
Other	(3,331,119)	(3,002,684)

Total deferred tax liabilities	(59,328,618)	(56,702,873)

Net deferred tax liabilities	(826,566)	(6,256,820)

Management regularly assesses the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit use of the existing deferred tax assets in Canada and the US. Based on management’s assessment of the future profitability of the Company’s Canadian operations, as at December 31, 2020, a valuation allowance of $2,634,364 (2019 – $2,800,607) has been recorded to recognize only the portion of the deferred tax asset that is more likely than not to be realized. Management’s assessment of the future profitability of the Company’s US operations has determined that the deferred tax assets related to the US operations are more likely than not to be realized and a valuation allowance against these existing deferred tax assets should not currently be required.
The amount of the deferred tax assets is considered realizable, however, it could be adjusted if estimates of future taxable income during the carry-forward period are reduced or increased. The Company has made a significant investment in its US operations and asserts that earnings from such operations will be indefinitely reinvested in the US. Therefore; determination of unrecognized deferred tax liability on outside basis differences is not practicable at this time.
The Company has operating loss carry-forwards of $68,755,558 (2019 – $16,226,326), of which $19,742,894 begin to expire in 2036. Of these loss-carryforwards, $49,012,664 do not expire but are subject to utilization restrictions. The Company also has a Section 163(j) interest expense carryforward of $24,670,177 (2019 - $1,007,969) which does not expire but is subject to utilization restrictions. Tax years 2017-2019 and 2016-2019 remain subject to examination by the tax authorities in the US and Canada, respectively.